Share-based Payments (Details) - Schedule of granted valuation of options - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Share-based Payments (Details) - Schedule of granted valuation of options [Line Items]
No. of options	11,560,000	5,000,000	8,300,000
Exercise Price One [Member]
Share-based Payments (Details) - Schedule of granted valuation of options [Line Items]
Grant date	Jul. 24, 2020	Nov. 06, 2019	Jul. 13, 2018
Expiry date	Jul. 21, 2025	Feb. 10, 2024	Jul. 01, 2021
Exercise price	$ 0.83	$ 0.5	$ 0.5
No. of options	2,560,000	5,000,000	1,300,000
Share price at grant date	$ 0.5	$ 0.15	$ 0.32
Expected volatility	127.93%	98.00%	92.00%
Dividend yield	0.00%	0.00%	0.00%
Risk- free interest rate	0.43%	0.88%	2.09%
Fair value at grant date per option	$ 0.4035	$ 0.0736	$ 0.157
Exercise Price Two [Member]
Share-based Payments (Details) - Schedule of granted valuation of options [Line Items]
Grant date	Oct. 29, 2020		Nov. 26, 2018
Expiry date	Apr. 14, 2024		Jun. 30, 2020
Exercise price	$ 0.12		$ 0.5
No. of options	9,000,000		2,000,000
Share price at grant date	$ 0.25		$ 0.34
Expected volatility	142.70%		92.00%
Dividend yield	0.00%		0.00%
Risk- free interest rate	0.13%		2.02%
Fair value at grant date per option	$ 0.2189		$ 0.0822
Exercise Price Three [Member]
Share-based Payments (Details) - Schedule of granted valuation of options [Line Items]
Grant date			Feb. 11, 2019
Expiry date			Feb. 11, 2024
Exercise price			$ 0.5
No. of options			5,000,000
Share price at grant date			$ 0.29
Expected volatility			100.00%
Dividend yield			0.00%
Risk- free interest rate			1.69%
Fair value at grant date per option			$ 0.195